Shareholder's equity	12 Months Ended
Jun. 30, 2025
Shareholder's equity
Shareholder's equity

20.    Shareholder’s equity

Subscribed capital

As of June 30, 2024, Subscribed capital is €1 thousand, representing 85,265,962 shares outstanding with a nominal value per share of USD €0.000015.

On April 23, 2025, LuxExperience completed the YNAP Acquisition and, pursuant to the Share Purchase Agreement, LuxExperience issued an aggregate 49,741,342 of its Ordinary Shares to Richemont Italia, which represent 33.0% of the post-issuance fully diluted share capital of LuxExperience. Immediately after the issuance of these shares, there were 136,374,256 Ordinary Shares outstanding.

Capital reserve

On January 21, 2021, the Company completed its initial public offering (“IPO”) of 17,994,117 American Depositary Shares (“ADSs”), representing an equal number of 17,994,117 ordinary shares, including the full exercise by the underwriters of their option to purchase 2,347,058 additional ADSs, representing 2,347,058 ordinary shares, at a public offering price of $26.00 per ADS.

The Company issued 14,233,823 ADSs in its IPO and received proceeds, net of underwriting discounts and before related expenses of $344.2 million.

Its sole shareholder sold 3,760,294 ADSs in the offering, including 586,764 ADSs sold by the Company and 1,760,294 ADSs sold by the sole shareholder pursuant to the exercise in full of the underwriters’ option to purchase additional ADSs.

Total transaction costs of €16,740 thousand relating to the initial public offering were incurred, of which €12,190 thousand have been expensed and are included in the selling, general and administrative expenses within the condensed consolidated statement of operations and are part of operating cash flows in the statement of cash flow. Transaction costs of €4,550 thousand have been directly deducted from the capital reserve, after recognizing €1,249 thousand taxes connected to the Transaction costs.

On April 23, 2025, LuxExperience completed the YNAP Acquisition. The difference of €345,552 thousand between the nominal value and the market price at acquisition of the 49,741,342 Ordinary Shares issued to Richemont Italia was allocated to the capital reserve.

Profits are reflected within the Retained earnings (losses) of LuxExperience Group.

Ordinary shares issued

	As of June 30,
(ADSs, representing an equal number of ordinary shares)	2024	2025
Basic shares (post-split)	70,190,687	70,190,687
IPO shares (post-split)	14,233,823	14,233,823
Shares issued as consideration for the YNAP Acquisition	—	49,741,342
Supervisory Board Award (Restricted Shares)	57,124	124,388
Long-Term Incentive Plan (Restricted Share Units and Options)	92,931	624,449
Sign-On Award (Restricted Share Units)	6,269	6,269
Restoration Award (Phantom Shares) - Converted	398,328	847,525
Alignment Award (Options) - Exercised	257,159	1,451,243
Employee stock purchase plan (ESPP)	29,641	41,882
Number of ordinary shares	85,265,962	137,261,608

Please see Note 12 for further explanation of the weighted average number of ordinary shares outstanding used in the EPS calculation.

All ordinary shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the Company’s shares held by the Group are suspended until those shares are reissued.

Please see Note 28 for further explanation on types of awards.

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.